Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2014
Loan Servicing [Abstract]
Schedule of Roll Forward of Loan Servicing Rights
The following table presents a roll forward of loan servicing rights for the years 2014 and 2013 and shows that the loan servicing rights are classified as Level 3 as discussed below.

	Level 3
	2014	2013
	Fair Value	Fair Value

Balance, January 1	$260,862	$63,017
Capitalized	97,221	200,839
Amortization included in other income	(7,851)	(2,994)
Balance, December 31	$350,232	$260,862